PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
PROJECT ASSETS
Schedule of project assets

	At December 31,	At December 31,
	2017	2018
	$	$
Project assets—Acquisition cost	40,094	51,635
Project assets—EPC and other cost	1,631,418	1,234,128
	1,671,512	1,285,763
Current portion	1,523,342	933,563
Non-current portion	148,170	352,200